EATON VANCE FLOATING-RATE ADVANTAGE FUND
EATON VANCE FLOATING-RATE FUND
EATON VANCE FLOATING-RATE & HIGH INCOME FUND

Supplement to Prospectus dated March 1, 2019
as revised June 26, 2019

EATON VANCE FLOATING-RATE ADVANTAGE FUND
Supplement to Summary Prospectus
dated March 1, 2019 as revised May 31, 2019

EATON VANCE FLOATING-RATE FUND
Supplement to Summary Prospectus

dated March 1, 2019

EATON VANCE FLOATING-RATE & HIGH INCOME FUND
Supplement to Summary Prospectus
dated March 1, 2019 as revised June 26, 2019

Class B shares of Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund (each a “Fund”) have been converted to the corresponding Class A shares of each Fund. Effective October 15, 2019, all references to each Fund’s Class B shares are removed from the Prospectus and each Fund’s Summary Prospectus.

October 15, 2019	33357 10.15.19